Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Debt [Abstract]
Schedule of short-term debt
Short-term borrowings were as follows:

December 31 (In thousands)	2012	2011
Securities sold under agreements to repurchase and federal funds purchased	$244,168	$240,594
Federal Home Loan Bank advances	100,000	23,000
Total short-term borrowings	$344,168	$263,594
The outstanding balances for all short-term borrowings as of December 31, 2012 and 2011 and the weighted-average interest rates as of and paid during each of the years then ended were as follows:

(In thousands)	Repurchase agreements and Federal Funds Purchased	Federal Home Loan Bank Advances	Demand Notes Due U.S. Treasury and Other
2012
Ending balance	$244,168	$100,000	—
Highest month-end balance	302,946	100,000	—
Average daily balance	257,341	1,320	—
Weighted-average interest rate:
As of year-end	0.23%	0.38%	—
Paid during the year	0.26%	0.28%	—
2011
Ending balance	$240,594	$23,000	—
Highest month-end balance	265,412	232,000	—
Average daily balance	246,145	51,392	—
Weighted-average interest rate:
As of year-end	0.29%	0.04%	—
Paid during the year	0.30%	0.18%	—